Other Expenses (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Other noninterest expense [Abstract]
Legal and professional fees			$ 2,347,000	$ 1,990,000
Data processing			1,269,000	1,225,000
Marketing and public relations			638,000	697,000
Taxes-sales, capital and franchise			584,000	661,000
Operating supplies			487,000	581,000
Travel and lodging			563,000	523,000
Telephone			206,000	220,000
Amortization of core deposits			320,000	350,000
Donations			294,000	195,000
Net costs from other real estate and repossessions			941,000	2,083,000
Regulatory assessment			1,784,000	1,471,000
Other			3,237,000	3,784,000
Total Other Noninterest Expense	8,638,000	9,672,000	12,670,000	13,780,000
Advertising expense			$ 400,000	$ 400,000